Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Reconciliation of Differences between Basic and Diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2016, 2017 and 2018 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Net income attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	147,791	73,289	490,794

	Thousands of shares
Weighted-average shares outstanding	1,237,802	1,262,023	1,263,895
Effect of dilutive securities:
Stock acquisition rights	2,109	2,358	4,565
Zero coupon convertible bonds	17,972	23,962	23,960

Weighted-average shares for diluted EPS computation	1,257,883	1,288,343	1,292,420

	Yen
Basic EPS	119.40	58.07	388.32

Diluted EPS	117.49	56.89	379.75